Share Plans (Schedule of Restricted Share Unit Activity) (Details) (Restricted Share Units, USD $)	3 Months Ended
	Sep. 26, 2014	Jun. 28, 2013
Restricted Share Units
Restricted Share Unit Activity [Roll Forward]
Beginning balance		724,269
Granted	229,281
Converted from Questcor Acquisition	30,747
Vested	(300,237)
Forfeited	(94,838)
Ending balance	589,222	724,269
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average grant date fair value, restricted share units	$ 47.88	$ 40.62
Weighted-average grant date fair value, granted restricted share units	$ 55.40
Weighted-average grant date fair value, converted from Questcor Acquisition	$ 70.88
Weighted-average grant date fair value, vested restricted share units	$ 34.77
Weighted-average grant date fair value, forfeited restricted share units	$ 42.48